Document and Entity Information	Sep. 03, 2025
Cover [Abstract]
Entity Registrant Name	JBT Marel Corp
Amendment Flag	false
Entity Central Index Key	0001433660
Document Type	8-K
Document Period End Date	Sep. 03, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-34036
Entity Tax Identification Number	91-1650317
Entity Address, Address Line One	70 West Madison Street
Entity Address, Address Line Two	Suite 4400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(312)
Local Phone Number	861-5900
Entity Information, Former Legal or Registered Name	John Bean Technologies Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	JBTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false